Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	$ 274,599	$ 198,553	$ 199,006
Interest costs capitalized to vessels and equipment	$ 10,300	2,300	19,600
Series C Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Convertible Preferred Stock, Terms of conversion	At any time after the 18-month anniversary of the closing date, at the election of each holder, the Series C Preferred Units may be converted on a one-for-one basis into common units of the Partnership.
UMS Segment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	35 years
Towage vessels [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Vessel [Member]
Property, Plant and Equipment [Line Items]
Depreciation of vessels and equipment	$ 247,800	$ 171,800	$ 171,400
Direct Financing Lease [Member]
Property, Plant and Equipment [Line Items]
Number of vessels | Vessel	1
Minimum [Member] | FPSO Segment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Minimum [Member] | Shuttle and Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Dry docks period	2 years 6 months
Maximum [Member] | FPSO Segment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Maximum [Member] | Shuttle and Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years
Dry docks period	5 years